Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 1,029,592,293	$ 841,285,576
Increase in certificates of contribution	102,670,500	188,306,717
Certificates of Contribution, Ending Balance	$ 1,132,262,793	$ 1,029,592,293